Capital Management - Schedule of Total Managed Capital (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Total Managed Capital [Abstract]
Borrowings		$ 10,447,889
Share capital	61,752,305	46,125,397
Total	$ 61,752,305	$ 56,573,286